DEBT (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Debt Disclosure [Abstract]
Schedule of Debt [Table Text Block]	The following table summarizes all of the Convertible Notes outstanding as of March 31, 2014 and December 31, 2013:

	March 31, 2014	December 31, 2013
Mortgage payable – Ruby Mine	$1,760,130	$1,832,638
Secured note payable with annual interest rate of 8%	37,300	41,687
Discount on note payable	-	-
Net note payable	1,797,430	1,874,325
Convertible notes:
Secured convertible notes payable with annual interest rate of 10%	280,000	155,000
Unsecured convertible notes payable with annual interest rate of 9.9%	275,000	275,000
Unsecured convertible notes payable with annual interest rate of 8%	-	-
Unsecured convertible notes payable with annual interest rate of 7%	510,354	496,097
Unsecured convertible notes payable with annual interest rate of 5%	396,800	175,050
Discount on debt from derivative valuation	(476,039)	(264,389)
Total convertible notes	986,115	836,858
Total Debt	$2,783,545	$2,711,183
The following table summarizes all of the Convertible Notes outstanding as of December 31, 2013 and 2012:

	December 31, 2013	December 31, 2012
Mortgage payable – Ruby Mine	$1,832,638	$1,774,822
Secured note payable with annual interest rate of 8%	41,687	-
Discount on note payable	-	-
Net note payable	1,874,325	1,774,822
Convertible notes:
Secured convertible notes payable with annual interest rate of 10%	155,000	-
Unsecured convertible notes payable with annual interest rate of 9.9%	275,000	275,000
Unsecured convertible notes payable with annual interest rate of 8%	-	113,000
Unsecured convertible notes payable with annual interest rate of 7%	496,097	260,000
Unsecured convertible notes payable with annual interest rate of 5%	175,050	126,500
Discount on debt from derivative valuation	(264,389)	(166,307)
Total convertible notes	836,858	608,193
Total Debt	$2,711,183	$2,383,015